Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Schedule of allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date

	April 5, 2018	Useful Life
	(in thousands)
Fair value of net assets acquired
In process research and development	$3,006	Indefinite
Goodwill	15,972	Indefinite
Deferred tax asset	108
Other assets	3
Total assets acquired	19,089
Deferred revenue	(115)
Total liabilities assumed	(115)
Net assets acquired	$18,974

ShoCard, Inc
Business Acquisition [Line Items]
Schedule of allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date

	March 2, 2020	Useful Life
	(in thousands)
Fair value of net assets acquired
Developed technology	$3,550	7 years
Goodwill	1,015	Indefinite
Deferred tax asset	954
Other assets	11
Total assets acquired	5,530
Other liabilities	(2)
Total liabilities assumed	(2)
Net assets acquired	$5,528

Elastic Beam Inc.
Business Acquisition [Line Items]
Schedule of allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date

	April 5, 2018	Useful Life
	(in thousands)
Fair value of net assets acquired
In process research and development	$3,006	Indefinite
Goodwill	15,972	Indefinite
Deferred tax asset	108
Other assets	3
Total assets acquired	19,089
Deferred revenue	(115)
Total liabilities assumed	(115)
Net assets acquired	$18,974